Fair Value (Details 1) - Level 3 [Member] - Discounted Cash Flow [Member]	12 Months Ended
	Dec. 31, 2018 Number	Dec. 31, 2017 Number
Lapse Rate [Member] | Single Premium Deferred Index Annuity [Member]
Derivative asset (liability), index period	50% or 95%	50% or 95%
Lapse Rate [Member] | Single Premium Deferred Index Annuity [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.02	0.02
Lapse Rate [Member] | Single Premium Deferred Index Annuity [Member] | Maximum [Member]
Derivative asset (liability), measurement input	0.04	0.04
Lapse Rate [Member] | Single Premium Deferred Index Annuity [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.037	0.029
Lapse Rate [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member]
Derivative asset (liability), index period	5% to 20%	5% to 20%
Lapse Rate [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.02	0.02
Lapse Rate [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Maximum [Member]
Derivative asset (liability), measurement input	0.10	0.10
Lapse Rate [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.026	0.026
Credit And Risk Margin [Member] | Single Premium Deferred Index Annuity [Member] | Minimum [Member]
Derivative asset (liability), measurement input	51	58
Credit And Risk Margin [Member] | Single Premium Deferred Index Annuity [Member] | Maximum [Member]
Derivative asset (liability), measurement input	113	99
Credit And Risk Margin [Member] | Single Premium Deferred Index Annuity [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	80	70
Credit And Risk Margin [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Minimum [Member]
Derivative asset (liability), measurement input	51	58
Credit And Risk Margin [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Maximum [Member]
Derivative asset (liability), measurement input	113	99
Credit And Risk Margin [Member] | Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	80	70